UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8338

Western Asset Emerging Markets Floating Rate Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2008

ITEM 1.                  SCHEDULE OF INVESTMENTS

WESTERN ASSET
EMERGING MARKETS FLOATING RATE
FUND INC.

FORM N-Q

MAY 31, 2008

Western Asset Emerging Markets Floating Rate Fund Inc.

Schedule of Investments (unaudited)
May 31, 2008

Face Amount†	Security	Value
CORPORATE BONDS & NOTES — 49.1%
Brazil — 5.6%
410,000	Globo Communicacoes e Participacoes SA, Bonds, 7.250% due 4/26/22 (a)	$422,300
	GTL Trade Finance Inc.:
150,000	7.250% due 10/20/17 (a)	153,188
299,000	7.250% due 10/20/17 (a)	305,030
250,000	Odebrecht Finance Ltd., 7.500% due 10/18/17 (a)	258,125
	Vale Overseas Ltd., Notes:
471,000	8.250% due 1/17/34	540,062
1,462,000	6.875% due 11/21/36	1,456,269
	Total Brazil	3,134,974
Colombia — 0.2%
100,000	EEB International Ltd., Senior Bonds, 8.750% due 10/31/14 (a)	107,250

India — 0.2%
114,000	ICICI Bank Ltd., Subordinated Bonds, 6.375% due 4/30/22 (a)(b)	100,220

Ireland — 0.5%
270,000	Vimpel Communications, Loan Participation Notes, 8.375% due 4/30/13 (a)	275,341

Kazakhstan — 4.1%
330,000	ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (a)	337,656
310,000	HSBK Europe BV, 7.250% due 5/3/17 (a)	277,450
	TuranAlem Finance BV, Bonds:
1,520,000	4.283% due 1/22/09 (a)(b)	1,445,900
310,000	8.250% due 1/22/37 (a)	262,725
	Total Kazakhstan	2,323,731
Mexico — 12.9%
	Axtel SAB de CV:
10,000	7.625% due 2/1/17 (a)	10,225
280,000	Senior Notes, 7.625% due 2/1/17 (a)	285,600
100,000	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes, 9.375% due 5/1/12	105,000
	Pemex Project Funding Master Trust:
890,000	4.100% due 6/15/10 (a)(b)	899,790
527,000	4.100% due 6/15/10 (a)(b)	532,402
	Senior Notes:
3,379,000	3.676% due 12/3/12 (a)(b)(c)	3,322,402
2,110,000	3.676% due 12/3/12 (a)(b)	2,074,657
	Total Mexico	7,230,076
Russia — 10.7%
	Evraz Group SA, Notes:
550,000	8.875% due 4/24/13 (a)	563,750
270,000	9.500% due 4/24/18 (a)	277,074
	LUKOIL International Finance BV:
150,000	6.356% due 6/7/17 (a)	144,000
150,000	6.656% due 6/7/22 (a)	139,125
1,510,000	Morgan Stanley Bank AG for OAO Gazprom, Loan Participation Notes, 9.625% due 3/1/13 (a)	1,741,936
	TNK-BP Finance SA:
490,000	7.500% due 7/18/16 (a)	483,287
540,000	Senior Notes, 7.875% due 3/13/18 (a)	533,952
140,000	UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes, 8.250% due 5/23/16 (a)	140,000

See Notes to Schedule of Investments.

Western Asset Emerging Markets Floating Rate Fund Inc.

Schedule of Investments (unaudited) (continued)
May 31, 2008

Face Amount†		Security	Value
Russia — 10.7% (continued)
2,000,000		VTB Capital SA for Vneshtorgbank, Loan Participation Notes, 3.384% due 8/1/08 (a)(b)	$1,992,370
		Total Russia	6,015,494
Thailand — 1.8%
		True Move Co., Ltd.:
570,000		10.750% due 12/16/13 (a)	508,161
550,000		10.750% due 12/16/13 (a)	492,250
		Total Thailand	1,000,411
United Kingdom — 7.8%
		HSBC Bank PLC:
2,306,683		7.000% due 11/1/11 (c)(d)	2,476,109
11,018,000	RUB	Credit-Linked Notes (Russian Agricultural Bank), 8.900% due 12/20/10 (a)	480,977
33,691,500	RUB	JPMorgan Chase Bank, Credit-Linked Notes (Russian Agricultural Bank), 9.500% due 2/11/11 (a)(d)	1,410,692
		Total United Kingdom	4,367,778
United States — 1.9%
567,792		Credit Suisse, Credit-Linked Notes, (Turanlem Finance BV), 8.000% due 7/21/08 (a)(d)	568,293
490,000		Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	527,578
		Total United States	1,095,871
Venezuela — 3.4%
1,850,648		Petrozuata Finance Inc., 8.220% due 4/1/17 (a)(c)	1,935,478
		TOTAL CORPORATE BONDS & NOTES (Cost — $27,634,406)	27,586,624

COLLATERALIZED SENIOR LOANS — 0.2%
United States — 0.2%
		Ashmore Energy International:
17,403		Synthetic Revolving Credit Facility, 4.730% due 3/30/12 (b)	15,685
128,340		Term Loan, 5.696% due 3/30/14 (b)	115,666
		TOTAL COLLATERALIZED SENIOR LOANS (Cost — $145,438)	131,351

SOVEREIGN BONDS — 42.0%
Argentina — 4.1%
		Republic of Argentina:
1,174,000		Bonds, 7.000% due 9/12/13	932,221
1,660,367		Discount Notes, 8.280% due 12/31/33	1,357,350
		Total Argentina	2,289,571
Brazil — 7.1%
4,732,000	BRL	Brazil Nota do Tesouro Nacional, 10.000% due 1/1/12	2,606,192
1,008,000		Federative Republic of Brazil, 11.000% due 8/17/40	1,371,384
		Total Brazil	3,977,576
Colombia — 4.7%
		Republic of Colombia:
1,500,000		6.352% due 3/17/13 (a)(b)	1,599,375
1,010,000		4.520% due 11/16/15 (b)	1,071,863
		Total Colombia	2,671,238
Ecuador — 1.6%
865,000		Republic of Ecuador, 10.000% due 8/15/30 (a)	877,975

See Notes to Schedule of Investments.

Western Asset Emerging Markets Floating Rate Fund Inc.

Schedule of Investments (unaudited) (continued)
May 31, 2008

Face Amount†		Security	Value
Gabon — 0.6%
297,000		Gabonese Republic, 8.200% due 12/12/17 (a)	$318,904

Indonesia — 2.4%
		Republic of Indonesia:
4,774,000,000	IDR	10.250% due 7/15/22	425,461
3,745,000,000	IDR	11.000% due 9/15/25	348,817
3,057,000,000	IDR	10.250% due 7/15/27	265,979
3,610,000,000	IDR	9.750% due 5/15/37	290,784
		Total Indonesia	1,331,041
Mexico — 12.5%
7,030,000		United Mexican States, Medium-Term Notes, 3.410% due 1/13/09 (b)(c)	7,051,090

Russia — 0.4%
197,791		Russian Federation, 8.250% due 3/31/10 (a)	207,117

Turkey — 3.8%
2,353,000		Republic of Turkey, Notes, 6.875% due 3/17/36 (c)	2,144,171

Venezuela — 4.8%
		Bolivarian Republic of Venezuela:
270,000		5.750% due 2/26/16	213,300
2,780,000		Collective Action Securities, 3.908% due 4/20/11 (a)(b)	2,498,525
		Total Venezuela	2,711,825
		TOTAL SOVEREIGN BONDS (Cost — $23,964,791)	23,580,508
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $51,744,635)	51,298,483

SHORT-TERM INVESTMENTS — 8.7%
Sovereign Bonds — 8.1%
5,550,000	MYR	Bank Negara Malaysia Islamic Notes, zero coupon bond to yield 3.352% due 7/24/08	1,704,885
		Egypt Treasury Bills, Series 364:
13,375,000	EGP	Zero coupon bond to yield 8.290% due 8/26/08	2,462,776
2,150,000	EGP	Zero coupon bond to yield 7.600% due 11/25/08	387,523
		Total Sovereign Bonds (Cost — $4,409,427)	4,555,184

U.S. Government Agencies — 0.6%
100,000		Federal Home Loan Bank (FHLB), Discount Notes, 1.900% due 6/2/08 (e)	100,000
238,000		Federal National Mortgage Association (FNMA), Discount Notes, 1.262%- 1.958% due 12/15/08 (e)(f)	235,091
		Total U.S. Government Agencies (Cost — $336,206)	335,091
		TOTAL SHORT-TERM INVESTMENTS (Cost — $4,745,633)	4,890,275
		TOTAL INVESTMENTS — 100.0% (Cost — $56,490,268#)	$56,188,758

†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2008.
(c)	All or a portion of this security is segregated for swap contracts, open futures contracts and foreign currency contracts.
(d)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 2).
(e)	Rate shown represents yield-to-maturity.

See Notes to Schedule of Investments.

Western Asset Emerging Markets Floating Rate Fund Inc.

Schedule of Investments (unaudited) (continued)
May 31, 2008

(f)	All or a portion of this security is held at the broker as collateral for open futures contracts.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
	BRL	- Brazilian Real
	EGP	- Egyptian Pound
	IDR	- Indonesian Rupiah
	MYR	- Malaysian Ringgit
	OJSC	- Open Joint Stock Company
	RUB	- Russian Ruble

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Emerging Markets Floating Rate Fund Inc. (the “Fund”) was incorporated in Maryland on January 21, 1994 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Fund seeks to maintain a high level of current income by investing at least 80% of its net assets plus any borrowing for investment purposes in floating rate debt securities of emerging markets sovereign and corporate issuers, including fixed rate securities with respect to which the Fund has entered into interest rate swaps to effectively convert the fixed rate interest payments received into floating rate interest payments. As a secondary objective the Fund seeks capital appreciation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Financial Futures Contracts.  The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal in value to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign currency denominated futures contracts, variation margins are not settled daily. The Fund recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(b) Swap Contracts.  Swaps involve the exchange by the Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. The Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique, or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as an unrealized gain or loss in the Statement of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Forward Foreign Currency Contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign

Notes to Schedule of Investments (unaudited) (continued)

currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Credit and Market Risk.  The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(f) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investment Valuation

Effective March 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”).  FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value.  The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities.  Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of the market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	5/31/08	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$56,188,758	—	$51,733,664	$4,455,094
Other Financial Instruments*	(1,064,730)	$184,273	(1,249,003)	—
Total	$55,124,028	$184,273	$50,484,661	$4,455,094

* Other financial instruments include options, futures, swaps and forward contracts.

Notes to Schedule of Investments (unaudited) (continued)

IF THERE ARE LEVEL 3 SECURITIES:

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of February 29, 2008	$1,976,424
Accrued Premiums/Discounts	—
Realized Gain (Loss)	—
Change in unrealized appreciation (depreciation)	25,097
Net purchases (sales)	—
Transfers in and/or out of Level 3	2,453,573
Balance as of May 31, 2008	$4,455,094

3.  Investments

At May 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,239,112
Gross unrealized depreciation	(1,540,622)
Net unrealized depreciation	$(301,510)

At May 31, 2008, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Sell:
U.S. Treasury, 10-Year Notes	130	9/08	$14,822,991	$14,612,813	$210,178

At May 31, 2008, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Loss
Contracts to Buy:
Indian Rupee	4,305,500	$101,263	6/16/08	$(5,019)
Indian Rupee	12,900,150	303,404	6/16/08	(15,828)
Indian Rupee	4,260,600	100,207	6/16/08	(5,058)
Net Unrealized Gain Loss on Open Forward Foreign Currency Contracts				$(25,905)

At May 31, 2008, the Fund held the following interest rate swap contracts:

Swap Counterparty:	JPMorgan Chase Bank NA
Effective Date:	12/29/04
Notional Amount:	$16,000,000
Payments Made by Fund:	Fixed Rate, 6.130%

Notes to Schedule of Investments (unaudited) (continued)

Payments Received by Fund:	Floating Rate (6-month LIBOR)
Termination Date:	12/28/10
Unrealized Depreciation	$(968,886)

Swap Counterparty:	JPMorgan Chase Bank NA
Effective Date:	3/3/05
Notional Amount:	$4,120,000
Payments Made by Fund:	Fixed Rate, 4.805%
Payments Received by Fund:	Floating Rate (6-month LIBOR)
Termination Date:	3/3/15
Unrealized Depreciation	$(88,668)

Swap Counterparty:	JPMorgan Chase Bank NA
Effective Date:	8/22/07
Notional Amount:	$5,000,000
Payments Made by Fund:	Fixed Rate, 5.063%
Payments Received by Fund:	Floating Rate (3-month LIBOR)
Termination Date:	8/22/12
Unrealized Depreciation	$(191,449)

At May 31, 2008, the Fund had total unrealized depreciation of $1,249,003 from interest rate swaps.

4. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Emerging Markets Floating Rate Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: July 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: July 28, 2008

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: July 28, 2008